Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of lease expense

Operating
Lease
Contractual cash payments for the remaining lease term as of December 31, 2025
2026	$140,017
2027	143,117
2028	121,416
Less implied interest	(46,406)
Total	$358,144
Discount rate applied	8.47%
Remaining lease term (months) as of December 31, 2025	34

Lease expense for the year ended December 31, 2024:
Lease expense	$136,022
Total	$136,022

Lease expense for the year ended December 31, 2025:
Lease expense	$139,781
Total	$139,781